SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 3,282	$ 7,253		$ 62,937
Restricted cash	$ 34	34	$ 185	185
Total cash, cash equivalents and restricted cash shown in the statement of cash flows		$ 7,287		$ 63,122